GOODWILL AND REGULATORY (Details) $ in Millions				3 Months Ended	12 Months Ended
		Jan. 06, 2017 item	Aug. 01, 2016	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Goodwill and Regulatory Matters
Goodwill	[1]				$ 130	$ 130	$ 130
GTN | FERC
Goodwill and Regulatory Matters
Decrease of system-wide unit rate (as a percent)					10.00%
Additional decrease of unit rate (as a percent)					8.00%
North Baja Pipeline, LLC | FERC
Goodwill and Regulatory Matters
Number of compression units | item		2
Tuscarora Gas Transmission Company
Goodwill and Regulatory Matters
Goodwill					$ 82		$ 82
Tuscarora Gas Transmission Company | Tuscarora Settlement | FERC
Goodwill and Regulatory Matters
Decrease of system-wide unit rate (as a percent)			17.00%
Additional decrease of unit rate (as a percent)			7.00%
Goodwill				$ 82
Tuscarora Gas Transmission Company | Tuscarora Settlement | FERC | Maximum
Goodwill and Regulatory Matters
Estimated Fair value over carrying value (as a percent)				10.00%

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).